License and Supply Agreement (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2018	Nov. 30, 2017
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Upfront non-refundable amount, received					$ 15,000
Deferred revenue			$ 11,900
License fee income	$ 600	$ 600
Deferred revenue, current	386	290
Deferred revenue, non current	1,723	$ 2,263
NanoCarrior Co., Ltd [Member] | License Agreement Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Trade receivables				$ 2,100
Deferred revenue, current	400
Deferred revenue, non current	$ 1,700
Ovarian Phase 3 [Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
License fee income			$ 2,000
Bottom of Range [Member]
DisclosureOfLicenseAndSupplyAgreementLineItems [Line Items]
Development or commercial milestone payment to be achieved					$ 100,000